Note 5 - Investments - Movement in Available-For-Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Equity securities, beginning of year	$ 1,408	$ 1,742
Disposition of equity securities at fair value	(3,950)
Unrealized gain (loss) for the year	14,493	(334)
Equity securities	$ 11,951	$ 1,408